Capital commitments (Tables)	12 Months Ended
Dec. 31, 2018
Additional information [abstract]
Schedule of capital commitments
Capital expenditure contracted for at the end of the reporting period but not yet incurred is as follows:

	As at Dec 31, 2018	As at Dec 31, 2017
	€m	€m
Property, plant and equipment	6.8	3.0
Intangible assets	2.8	2.6
Total	9.6	5.6